Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Cancelled April 14, 2020 [Member]	Common Stock [Member] Cancelled October 19, 2020 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2017	$ 963,213	$ 555			$ 589,436	$ (277)	$ 373,499
Beginning Balance, (in shares) at Dec. 31, 2017		55,529,762
Adjustment to equity for the adoption of the new revenue standard	(3,352)						(3,352)
Restricted shares issued	2	$ 2
Restricted shares issued, (in shares)		131,542
Forfeited shares - 2013 long-term equity incentive plan		(3,673)
Net income	(5,739)						(5,739)
Foreign currency translation	(86)					(86)
Share-based compensation plan	1,072				1,072
Ending Balance at Dec. 31, 2018	955,110	$ 557			590,508	(363)	364,408
Ending Balance, (in shares) at Dec. 31, 2018		55,657,631
Adjustment to equity for the adoption of the new revenue standard	(136)						(136)
Restricted shares issued	1	$ 1
Restricted shares issued, (in shares)		174,438
Restricted shares cancelled		(5,425)
Net income	(16,607)						(16,706)	$ 99
Foreign currency translation	32					32
Share-based compensation plan	1,502				1,502
Ending Balance at Dec. 31, 2019	$ 939,902	$ 558			592,010	(331)	347,566	99
Ending Balance, (in shares) at Dec. 31, 2019	55,826,644	55,826,644
Adjustment to equity for the adoption of the new revenue standard	$ (151)						(151)
Restricted shares issued	1	$ 1
Restricted shares issued, (in shares)		79,172
Restricted shares cancelled			(2,144)	(10,054)
Net income	1,313						(443)	1,756
Foreign currency translation	86					86
Share-based compensation plan	1,244				1,244
Ending Balance at Dec. 31, 2020	$ 942,395	$ 559			$ 593,254	$ (245)	$ 346,972	$ 1,855
Ending Balance, (in shares) at Dec. 31, 2020	55,893,618	55,893,618